Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	1,213	1,235
Total Asset-Backed Securities — Agency (Cost $1,213)			1,235

Asset-Backed Securities — Non-Agency 5.7%

AIMCO CLO 11 Ltd.(a),(b),(c)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% 10/15/2031	4.000%	2,300,000	2,300,000
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.972%	4,125,000	4,003,048
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	2,542,757	2,555,362
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.615%	1,900,000	1,840,684
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.975%	2,750,000	2,584,673
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.695%	6,500,000	6,292,910
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	1,481,950	1,481,524
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	3,950,447	3,930,657
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.221%	6,000,000	5,811,948
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.508%	2,045,764	1,698,493
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.928%	3,031,846	2,592,971
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.018%	3,000,000	2,963,532
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	3,184,394	3,177,630
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	1,974,862
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	631,779	631,560
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	854,540	854,450
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.675%	3,750,000	3,695,651
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	902,590	903,751
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,628,119
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.022%	5,000,000	4,855,050
Total Asset-Backed Securities — Non-Agency (Cost $60,461,069)			58,776,875

Commercial Mortgage-Backed Securities - Agency 6.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,362,000	5,034,365
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	7,655,049
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	28,522,298
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,987,618	4,386,252
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,100,907	6,596,849
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	3,000,382	3,159,496
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.857%	12,576,511	942,343
Series 2019-109 Class IO
04/16/2060	0.835%	24,613,230	1,870,874
Series 2019-118 Class IO
06/16/2061	0.846%	29,728,342	1,985,621
Series 2019-131 Class IO
07/16/2061	0.932%	23,605,281	1,708,543
Series 2019-134 Class IO
08/16/2061	0.886%	17,739,751	1,272,536
Series 2019-139 Class IO
11/16/2061	0.747%	18,716,687	1,181,627
Series 2020-19 Class IO
12/16/2061	0.962%	16,388,615	1,402,379
Series 2020-3 Class IO
02/16/2062	0.890%	17,198,430	1,348,218
Total Commercial Mortgage-Backed Securities - Agency (Cost $61,805,746)			67,066,450

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.953%	3,500,000	2,971,587
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.402%	8,000,000	7,600,149
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,372,334
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	2,857,938
Hilton U.S.A. Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	6,741,962
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	992,608
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,955,632
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	84,452	85,120
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,441,866
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,049,418
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,715,807
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	4,087,164
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,177,093
Progress Residential Trust(a),(c),(f),(g)
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	3,000,000
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.652%	2,500,000	2,421,724
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.252%	3,050,000	2,846,389
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $59,229,806)			57,316,791

Residential Mortgage-Backed Securities - Agency 97.1%

Federal Home Loan Mortgage Corp.
06/01/2021- 04/01/2047	3.500%	61,767,107	67,833,819
03/01/2022	6.000%	687	766
10/01/2023- 10/01/2040	5.000%	4,511,118	5,194,789
08/01/2041- 06/01/2048	4.500%	14,473,290	15,794,515
10/01/2041- 03/01/2046	4.000%	38,079,922	41,978,179
11/01/2042- 02/01/2050	3.000%	56,130,803	59,531,020

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.617% Cap 11.014% 01/01/2037	3.660%	59,891	62,686
12-month USD LIBOR + 1.910% Cap 10.450% 09/01/2037	2.614%	61,940	65,155
Federal Home Loan Mortgage Corp.(h)
08/01/2047	3.000%	40,079,134	42,126,714
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.798%	8,195,861	1,267,722
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.798%	13,670,809	2,603,443
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	6.498%	1,190,140	29,718
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.048%	4,775,614	233,872
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.998%	2,651,048	171,749
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.948%	1,191,978	50,989
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.748%	4,335,713	836,492
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.798%	10,701,216	2,165,097
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.702%	5,858,387	1,195,129
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.932%	9,367,050	2,106,182
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.902%	10,427,757	2,632,867
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.818%	4,190,295	807,280
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.848%	1,933,279	344,442
Federal Home Loan Mortgage Corp.(e)
CMO Series 266
07/15/2042	4.000%	4,772,827	614,086
CMO Series 267
08/15/2042	4.000%	3,815,011	506,303
CMO Series 4120 Class AI
11/15/2039	3.500%	1,971,387	70,260
CMO Series 4121 Class IA
01/15/2041	3.500%	2,422,227	120,865
CMO Series 4122 Class JI
12/15/2040	4.000%	3,054,857	211,330
CMO Series 4139 Class CI
05/15/2042	3.500%	1,955,391	223,417
CMO Series 4147 Class CI
01/15/2041	3.500%	6,057,304	354,047
CMO Series 4148 Class BI
02/15/2041	4.000%	1,646,006	89,893
CMO Series 4177 Class IY
03/15/2043	4.000%	8,018,386	1,271,180
CMO Series 4182 Class DI
05/15/2039	3.500%	4,479,384	120,505
CMO Series 4213 Class DI
06/15/2038	3.500%	3,716,796	87,228

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	3.119%	3,565,530	234,833
Federal Home Loan Mortgage Corp. REMIC(b),(e)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.002%	19,593,545	4,762,378
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	10,213,693	11,734,838
08/01/2022	6.000%	326	364
09/01/2023- 11/01/2023	5.500%	949,664	999,871
03/01/2027- 09/01/2050	2.500%	20,623,195	21,697,875
03/01/2027- 07/01/2048	3.500%	119,815,335	129,557,662
05/01/2027- 07/01/2050	3.000%	78,853,020	84,072,711
11/01/2043- 06/01/2048	4.000%	55,464,251	60,944,858
08/01/2047	4.500%	4,388,518	4,770,007
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,354,009	5,749,149
Series 6008 Class GEO
07/01/2049	3.500%	12,606,102	13,276,758
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	2.258%	15,301	15,509
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	2.538%	2,908	2,928
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	3.715%	2,611	2,735
12-month USD LIBOR + 1.589% Floor 1.589%, Cap 9.162% 06/01/2034	2.464%	18,391	18,465
Federal National Mortgage Association(h)
05/01/2039	4.500%	3,138,991	3,551,263
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	4.071%	693	706
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,231,246	6
Federal National Mortgage Association(e)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	5,733,442	205,843
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	2,549,725	76,309
CMO Series 2012-129 Class IC
01/25/2041	3.500%	4,128,057	245,120
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,267,956	64,453
CMO Series 2012-134 Class AI
07/25/2040	3.500%	6,042,421	305,303
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,778,494	206,693
CMO Series 2012-40 Class IP
09/25/2040	4.000%	6,757,728	502,905
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,004,773	261,469
CMO Series 2013-1 Class BI
02/25/2040	3.500%	4,013,282	228,396
CMO Series 2013-10 Class AI
11/25/2041	3.500%	7,213,074	584,586
CMO Series 2013-16
01/25/2040	3.500%	3,962,458	217,428
CMO Series 2013-41 Class IY
05/25/2040	3.500%	7,867,279	352,031
CMO Series 2013-6 Class MI
02/25/2040	3.500%	3,939,460	191,249
CMO Series 2020-55 Class MI
08/25/2050	2.500%	14,944,316	1,918,550
Federal National Mortgage Association(b),(e)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.502%	971,171	50,060
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.472%	7,886,449	1,894,977
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.002%	4,465,646	798,431
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.702%	5,803,798	1,285,327

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.852%	13,470,019	3,164,879
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.852%	10,579,239	2,215,858
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.002%	12,170,657	2,691,177
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	35,135,797	3,461,277
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.002%	6,125,686	1,505,819
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.902%	20,704,078	4,435,867
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.750%	16,370,719	3,743,690
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.932%	11,853,710	3,121,145
Government National Mortgage Association
08/20/2040	5.000%	3,299,649	3,765,611
07/20/2041- 04/20/2048	4.500%	19,743,620	21,499,378
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,225,532	530,249
CMO Series 2012-129 Class AI
08/20/2037	3.000%	2,528,521	99,911
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,565,215	366,838
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	12,420,802	1,454,440
CMO Series 2019-158 Class PI
12/20/2049	3.500%	28,766,322	3,219,953
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.048%	2,889,005	772,687
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.044%	6,912,052	1,622,125
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.044%	5,292,767	1,106,806
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.044%	7,416,980	1,083,707
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.994%	9,789,084	1,984,163
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.994%	8,794,877	1,676,375
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.044%	7,216,109	1,608,932
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.044%	4,384,506	895,591
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.044%	5,348,866	1,081,825

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.044%	7,755,230	1,674,895
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.044%	7,439,842	1,766,366
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.894%	7,135,343	1,489,586
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.944%	13,410,187	2,482,440
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.898%	11,882,628	3,226,192
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.944%	32,350,983	7,589,088
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.044%	14,726,594	3,261,561
Government National Mortgage Association TBA(c)
10/21/2050	3.000%	35,000,000	36,646,777
Uniform Mortgage-Backed Security TBA(c)
10/19/2035- 10/14/2050	2.500%	95,000,000	99,460,742
10/14/2050	2.000%	65,000,000	67,203,906
10/14/2050	4.000%	61,000,000	65,059,121
10/14/2050	4.500%	35,000,000	37,860,156
Total Residential Mortgage-Backed Securities - Agency (Cost $979,484,600)			996,312,918

Residential Mortgage-Backed Securities - Non-Agency 10.4%

American Mortgage Trust(d),(f),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	59	36
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,648,939
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,451,521
ASG Resecuritization Trust(a),(d)
CMO Series 2013-2 Class 2A70
11/28/2035	3.090%	111,317	111,091
BCAP LLC Trust(a),(d)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	191,324	190,614
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.525%	627,191	626,302
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	4,157,000	4,088,296
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	2.025%	4,638,632	4,605,524
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	4,000,000	3,839,834
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-A Class B2
01/25/2035	5.507%	1,704,935	1,799,900
CMO Series 2014-C Class A
02/25/2054	3.250%	216,594	216,958
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,136,236	3,308,823
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2014-2R Class 17A2
04/27/2037	4.028%	806,238	800,275
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,207,310
CMO Series 2020-1 Class A2
06/25/2065	3.150%	1,000,000	1,025,736
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	1,657,887	1,686,437
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	4,007,312
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	3,108,542

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	2.302%	17,100,561	922,982
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	1,898,425	1,887,010
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	2,511,740	2,542,452
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	4,542,712	4,326,728
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.998%	11,500,000	11,224,159
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	10,500,000	10,130,791
PRPM LLC(a),(d)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	12,221,331	12,115,679
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.598%	3,750,000	3,591,152
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.898%	3,000,000	2,965,485
RBSSP Resecuritization Trust(a),(d)
CMO Series 2012-1 Class 5A2
12/27/2035	3.787%	1,107,439	1,101,191
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a),(d)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	7,743,362	7,725,789
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	5,297,219	5,305,639
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(d)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	2,313,933	2,309,153
Verus Securitization Trust(a),(d)
CMO Series 2018-INV1 Class A2
03/25/2058	3.849%	584,391	601,257
CMO Series 2018-INV1 Class A3
03/25/2058	4.052%	764,203	777,917
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $104,701,697)			106,250,834

Options Purchased Puts 0.2%
Value ($)
(Cost $3,031,000)	1,853,148

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(i),(j)	48,705,305	48,700,435
Total Money Market Funds (Cost $48,701,317)		48,700,435
Total Investments in Securities (Cost: $1,317,416,448)		1,336,278,686
Other Assets & Liabilities, Net		(309,946,676)
Net Assets		1,026,332,010

At September 30, 2020, securities and/or cash totaling $6,676,784 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	16	12/2020	USD	3,535,375	846	—
U.S. Treasury 5-Year Note	44	12/2020	USD	5,545,375	4,099	—
Total					4,945	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	12/2020	USD	(2,467,938)	18,524	—
U.S. Treasury 10-Year Note	(246)	12/2020	USD	(34,324,688)	—	(21,067)
Total					18,524	(21,067)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	110,000,000	110,000,000	1.00	12/10/2020	1,287,000	344,718
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	1.00	01/07/2021	700,000	464,430
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	1.00	09/30/2021	1,044,000	1,044,000
Total							3,031,000	1,853,148

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.192	USD	5,000,000	(1,230,335)	2,500	—	(973,591)	—	(254,244)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	5,000,000	(1,230,335)	2,500	—	(897,740)	—	(330,095)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	7.206	USD	1,300,000	(297,920)	650	—	(202,741)	—	(94,529)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	2,500,000	(615,167)	1,250	—	(427,481)	—	(186,436)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	7.206	USD	10,000,000	(2,291,690)	5,000	—	(2,010,067)	—	(276,623)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	13.241	USD	2,500,000	(637,108)	1,250	—	(146,132)	—	(489,726)
Total								(6,302,555)	13,150	—	(4,657,752)	—	(1,631,653)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $222,344,464, which represents 21.66% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $3,000,036, which represents 0.29% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	42,303,654	301,571,946	(295,176,338)	1,173	48,700,435	(1,136)	214,764	48,705,305
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	9